Financing Activities (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 20, 2015	Jan. 31, 2015	Dec. 31, 2011
Shares of Company
Beginning Balance, Shares	508,113,964		506,004,962		503,759,460
Issued	1,625,195		2,109,002		2,245,502
Treasury Stock, Shares, Ending Balance	20,336,592		20,336,592		20,336,592			20,336,592
Ending Balance, Shares	509,739,159		508,113,964		506,004,962
Long-term Debt
Senior Unsecured Notes	$ 12,647,000,000		$ 11,799,000,000
Pollution Control Bonds	1,963,000,000	[1]	1,932,000,000	[1]
Notes Payable - Affiliated	0		0
Notes Payable - Affiliated	0		0
Notes Payable	357,000,000	[2]	369,000,000	[2]
Securitization Bonds	2,380,000,000		2,686,000,000
Spent Nuclear Fuel Obligation	266,000,000	[3]	265,000,000	[3]
Other Long-term Debt	1,101,000,000		1,360,000,000
Fair Value of Interest Rate Hedges	(6,000,000)		(9,000,000)
Unamortized Discount, Net	(24,000,000)		(25,000,000)
Total Long-term Debt Outstanding	18,684,000,000		18,377,000,000
Long-term Debt Due Within One Year	2,503,000,000		1,549,000,000
Long-term Debt	16,181,000,000		16,828,000,000
Outstanding Long-term Debt
Principal Amount, 2015	2,503,000,000
Principal Amount, 2016	1,306,000,000
Principal Amount, 2017	1,871,000,000
Principal Amount, 2018	1,417,000,000
Principal Amount, 2019	1,673,000,000
Principal Amount, After 2019	9,938,000,000
Principal Amount, Total	18,708,000,000
Unamortized Discount, Net	(24,000,000)		(25,000,000)
Total Long-term Debt Outstanding	18,684,000,000		18,377,000,000
Short-term Debt
Securitized Debt for Receivables	744,000,000	[4]	700,000,000	[4]
Commercial Paper	602,000,000		57,000,000
Total Short-term Debt	1,346,000,000		757,000,000
Securitized Debt for Receivables	0.22%	[5]	0.23%	[5]
Commercial Paper	0.59%	[5]	0.29%	[5]
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable	0.22%		0.23%		0.26%
Net Uncollectible Accounts Receivable Written Off	40,000,000		35,000,000		29,000,000
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	975,000,000		929,000,000
Total Principal Outstanding	744,000,000		700,000,000
Delinquent Securitized Accounts Receivable	44,000,000		45,000,000
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable	13,000,000		16,000,000
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable	335,000,000		331,000,000
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt	1,780,000,000		2,598,000,000		1,643,000,000
Issuance of Long-term Debt	2,067,000,000		3,207,000,000		2,856,000,000
Total Commitment From Bank Conduits To Finance Receivables	750,000,000		700,000,000
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Reaquired Pollution Control Bonds Held by Trustees	385,000,000
Credit Facilities, Total	3,500,000,000
Maximum Percentage Debt to Capitalization	67.50%
Dividend Restrictions	7,000,000,000
Maximum Amount of Commercial Paper Outstanding	877,000,000
Weighted Average Interest Rate of Commercial Paper Outstanding During Year	0.29%
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014
Maturity Date High	2044
Weighted Average Interest Rate	5.34%
Interest Rate Ranges, Minimum	1.65%		1.65%
Interest Rate Ranges, Maximum	8.13%		8.13%
Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014	[6]
Maturity Date High	2038	[6]
Weighted Average Interest Rate	2.66%
Interest Rate Ranges, Minimum	0.04%		0.02%
Interest Rate Ranges, Maximum	6.30%		6.30%
Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014
Maturity Date High	2032
Weighted Average Interest Rate	3.84%
Interest Rate Ranges, Minimum	0.983%		1.164%
Interest Rate Ranges, Maximum	8.03%		8.03%
Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015
Maturity Date High	2031
Weighted Average Interest Rate	3.69%
Interest Rate Ranges, Minimum	0.88%		0.88%
Interest Rate Ranges, Maximum	6.25%		6.25%
Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015
Maturity Date High	2059
Weighted Average Interest Rate	1.67%
Interest Rate Ranges, Minimum	1.15%		1.15%
Interest Rate Ranges, Maximum	13.718%		13.718%
Appalachian Power Co [Member]
Long-term Debt
Senior Unsecured Notes	2,991,846,000		2,893,220,000
Pollution Control Bonds	532,500,000	[1]	532,500,000	[1]
Notes Payable - Affiliated	0		86,000,000
Notes Payable - Affiliated	86,000,000		0
Securitization Bonds	367,606,000		380,282,000
Other Long-term Debt	2,322,000	[7]	302,355,000	[7]
Unamortized Discount, Net	(8,170,000)
Total Long-term Debt Outstanding	3,980,274,000		4,194,357,000
Long-term Debt Due Within One Year	552,212,000		342,360,000
Long-term Debt	3,342,062,000		3,765,997,000
Outstanding Long-term Debt
Principal Amount, 2015	638,212,000
Principal Amount, 2016	88,372,000
Principal Amount, 2017	273,492,000
Principal Amount, 2018	123,972,000
Principal Amount, 2019	94,463,000
Principal Amount, After 2019	2,769,933,000
Principal Amount, Total	3,988,444,000
Unamortized Discount, Net	(8,170,000)
Total Long-term Debt Outstanding	3,980,274,000		4,194,357,000
Maximum and Minimum Interest Rates
Maximum Interest Rate	0.59%		0.43%		0.56%
Minimum Interest Rate	0.24%		0.24%		0.39%
Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
Average Interest Rate for Funds Borrowed	0.29%		0.33%		0.47%
Average Interest Rate for Funds Loaned	0.29%		0.33%		0.47%
Interest Expense
Interest Expense Incurred on Borrowings from the Utility Money Pool	6,000		414,000		772,000
Interest Income
Interest Income Earned on Advances to the Utility Money Pool	317,000		109,000		123,000
Accounts Receivable and Accrued Unbilled Revenue [Abstract]
Accounts Receivable and Accrued Unbilled Revenues	159,823,000		156,599,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold [Abstract]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold	8,896,000		6,471,000		6,883,000
Proceeds on Sale of Receivables to AEP Credit [Abstract]
Proceeds from Sale of Receivables to AEP Credit	1,519,266,000		1,442,983,000		1,353,920,000
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt	612,710,000		345,029,000		364,875,000
Issuance of Long-term Debt	394,189,000		444,437,000		339,374,000
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Utility Money Pool	44,215,000		331,771,000
Maximum Loans to Utility Money Pool	542,186,000		202,377,000
Average Borrowings from Utility Money Pool	12,566,000		141,128,000
Average Loans to Utility Money Pool	104,469,000		28,659,000
Net Loans (Borrowings) to/from Utility Money Pool	48,519,000		92,485,000
Authorized Short Term Borrowing Limit	600,000,000		600,000,000
Maximum Percentage Debt to Capitalization	67.50%
Dividend Restrictions	0
Appalachian Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015
Maturity Date High	2044
Weighted Average Interest Rate	5.80%
Interest Rate Ranges, Minimum	3.40%		3.40%
Interest Rate Ranges, Maximum	7.95%		7.95%
Appalachian Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014	[8]
Maturity Date High	2038	[8]
Weighted Average Interest Rate	1.68%
Interest Rate Ranges, Minimum	0.04%		0.05%
Interest Rate Ranges, Maximum	5.375%		5.375%
Appalachian Power Co [Member] | Notes Payable Affiliated [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	3.125%
Interest Rate Ranges, Minimum	3.125%		3.125%
Interest Rate Ranges, Maximum	3.125%		3.125%
Due Date	2015
Appalachian Power Co [Member] | Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2024
Maturity Date High	2031
Weighted Average Interest Rate	2.80%
Interest Rate Ranges, Minimum	2.008%		2.008%
Interest Rate Ranges, Maximum	3.772%		3.772%
Appalachian Power Co [Member] | Securitization Bonds [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt						11,000,000
Appalachian Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015
Maturity Date High	2026
Weighted Average Interest Rate	13.718%
Interest Rate Ranges, Minimum	13.718%		1.188%
Interest Rate Ranges, Maximum	13.718%		13.718%
Appalachian Power Co [Member] | Other Long Term Debt Two [Member]
Long- term Debt by Type of Debt and Maturity
Due Date	2015
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt	300,000,000
Indiana Michigan Power Co [Member]
Long-term Debt
Senior Unsecured Notes	1,246,683,000		1,246,235,000
Pollution Control Bonds	226,607,000	[1]	226,569,000	[1]
Notes Payable	176,697,000		177,540,000
Spent Nuclear Fuel Obligation	265,502,000	[3]	265,391,000	[3]
Other Long-term Debt	111,908,000		123,281,000
Unamortized Discount, Net	(3,710,000)
Total Long-term Debt Outstanding	2,027,397,000		2,039,016,000
Long-term Debt Due Within One Year	382,187,000		294,845,000
Long-term Debt	1,645,210,000		1,744,171,000
Outstanding Long-term Debt
Principal Amount, 2015	382,187,000
Principal Amount, 2016	49,189,000
Principal Amount, 2017	37,131,000
Principal Amount, 2018	106,444,000
Principal Amount, 2019	479,353,000
Principal Amount, After 2019	976,803,000
Principal Amount, Total	2,031,107,000
Unamortized Discount, Net	(3,710,000)
Total Long-term Debt Outstanding	2,027,397,000		2,039,016,000
Maximum and Minimum Interest Rates
Maximum Interest Rate	0.59%		0.43%		0.56%
Minimum Interest Rate	0.24%		0.24%		0.39%
Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
Average Interest Rate for Funds Borrowed	0.31%		0.36%		0.00%
Average Interest Rate for Funds Loaned	0.30%		0.32%		0.46%
Interest Expense
Interest Expense Incurred on Borrowings from the Utility Money Pool	135,000		70,000		0
Interest Income
Interest Income Earned on Advances to the Utility Money Pool	127,000		924,000		963,000
Accounts Receivable and Accrued Unbilled Revenue [Abstract]
Accounts Receivable and Accrued Unbilled Revenues	137,459,000		139,257,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold [Abstract]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold	7,900,000		6,510,000		6,121,000
Proceeds on Sale of Receivables to AEP Credit [Abstract]
Proceeds from Sale of Receivables to AEP Credit	1,488,561,000		1,458,803,000		1,344,260,000
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt	218,516,000		370,338,000		220,212,000
Issuance of Long-term Debt	205,616,000		348,874,000		217,900,000
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Utility Money Pool	150,714,000		23,135,000
Maximum Loans to Utility Money Pool	158,857,000		403,905,000
Average Borrowings from Utility Money Pool	73,192,000		8,308,000
Average Loans to Utility Money Pool	39,118,000		256,730,000
Net Loans (Borrowings) to/from Utility Money Pool	(129,020,000)		55,863,000
Authorized Short Term Borrowing Limit	500,000,000		500,000,000
Reaquired Pollution Control Bonds Held by Trustees	40,000,000
Maximum Percentage Debt to Capitalization	67.50%
Dividend Restrictions	50,000,000
Indiana Michigan Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015
Maturity Date High	2037
Weighted Average Interest Rate	5.80%
Interest Rate Ranges, Minimum	3.20%		3.20%
Interest Rate Ranges, Maximum	7.00%		7.00%
Indiana Michigan Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014	[8]
Maturity Date High	2025	[8]
Weighted Average Interest Rate	1.80%
Interest Rate Ranges, Minimum	0.04%		0.04%
Interest Rate Ranges, Maximum	4.625%		6.25%
Indiana Michigan Power Co [Member] | Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014
Maturity Date High	2019
Weighted Average Interest Rate	1.14%
Interest Rate Ranges, Minimum	0.983%		1.164%
Interest Rate Ranges, Maximum	2.12%		4.00%
Indiana Michigan Power Co [Member] | Notes Payable [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt						8,000,000	15,000,000
Indiana Michigan Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015
Maturity Date High	2025
Weighted Average Interest Rate	2.28%
Interest Rate Ranges, Minimum	1.55%		1.67%
Interest Rate Ranges, Maximum	6.00%		6.00%
Ohio Power Co [Member]
Long-term Debt
Senior Unsecured Notes	1,945,036,000		2,169,487,000
Pollution Control Bonds	118,245,000	[1]	296,825,000	[1]
Securitization Bonds	232,467,000		267,403,000
Other Long-term Debt	1,375,000		1,460,000
Unamortized Discount, Net	(4,968,000)
Total Long-term Debt Outstanding	2,297,123,000		2,735,175,000
Long-term Debt Due Within One Year	131,497,000		438,595,000
Long-term Debt	2,165,626,000		2,296,580,000
Outstanding Long-term Debt
Principal Amount, 2015	131,497,000
Principal Amount, 2016	395,946,000
Principal Amount, 2017	46,387,000
Principal Amount, 2018	397,045,000
Principal Amount, 2019	48,016,000
Principal Amount, After 2019	1,283,200,000
Principal Amount, Total	2,302,091,000
Unamortized Discount, Net	(4,968,000)
Total Long-term Debt Outstanding	2,297,123,000		2,735,175,000
Nonutility Money Pool Particpants' Money Pool Activity
Maximum Borrowings from Nonutility Money Pool			1,047,000
Maximum Loans to Nonutility Money Pool			1,027,000
Average Borrowings from Nonutility Money Pool			316,000
Average Loans to Nonutility Money Pool			208,000
Borrowings from Nonutility Money Pool			0
Parent Participants Money Pool Activity
Maximum Borrowings from Parent			1,178,000
Maximum Loans to Parent			0
Average Borrowings from Parent			1,078,000
Average Loans to Parent			0
Borrowings from Parent			0	[9]
Maximum and Minimum Interest Rates
Maximum Interest Rate	0.59%		0.43%		0.56%
Minimum Interest Rate	0.24%		0.24%		0.39%
Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
Average Interest Rate for Funds Borrowed	0.27%		0.33%		0.47%
Average Interest Rate for Funds Loaned	0.34%		0.32%		0.47%
Maximum, Miminum, Average Interest Rates for Funds Borrowed from or Loaned to Nonutility Money Pool
Maximum Interest Rate for Funds Borrowed from Nonutility Money Pool			0.66%
Minimum Interest Rate for Funds Borrowed from Nonutility Money Pool			0.53%
Maximum Interest Rate for Funds Loaned to Nonutility Money Pool			0.35%
Minimum Interest Rate for Funds Loaned to Nonutility Money Pool			0.32%
Average Interest Rate for Funds Borrowed from Nonutility Money Pool			0.58%
Average Interest Rate for Funds Loaned to Nonutility Money Pool			0.34%
Maximum Minimum Average Interest Rates for Funds Borrowed from Loaned to Parent
Maximum Interest Rate for Funds Borrowed from Parent			0.34%
Minimum Interest Rate for Funds Borrowed from Parent			0.24%
Maximum Interst Rate for Funds Loaned to Parent			0.00%
Minimum Interest Rate for Funds Loaned to Parent			0.00%
Average Interest Rate for Funds Borrowed from Parent			0.28%
Average Interst Rate for Funds Loaned to Parent			0.00%
Interest Expense
Interest Expense Incurred on Borrowings from the Utility Money Pool	43,000		503,000		555,000
Interest Income
Interest Income Earned on Advances to the Utility Money Pool	202,000		233,000		1,038,000
Accounts Receivable and Accrued Unbilled Revenue [Abstract]
Accounts Receivable and Accrued Unbilled Revenues	365,834,000		324,287,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold [Abstract]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold	28,809,000		21,573,000		20,312,000
Proceeds on Sale of Receivables to AEP Credit [Abstract]
Proceeds from Sale of Receivables to AEP Credit	2,647,643,000		2,620,483,000		2,952,723,000
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt	438,601,000		1,196,032,000		194,500,000
Issuance of Long-term Debt	0		1,378,326,000		0
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Utility Money Pool	120,264,000		410,456,000
Maximum Loans to Utility Money Pool	405,350,000		415,605,000
Average Borrowings from Utility Money Pool	34,841,000		190,384,000
Average Loans to Utility Money Pool	107,275,000		50,230,000
Net Loans (Borrowings) to/from Utility Money Pool	312,473,000		339,070,000
Authorized Short Term Borrowing Limit	400,000,000		600,000,000
Reaquired Pollution Control Bonds Held by Trustees	345,000,000
Ohio Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014
Maturity Date High	2035
Weighted Average Interest Rate	5.98%
Interest Rate Ranges, Minimum	5.375%		4.85%
Interest Rate Ranges, Maximum	6.60%		6.60%
Ohio Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014	[8]
Maturity Date High	2038	[8]
Weighted Average Interest Rate	3.85%
Interest Rate Ranges, Minimum	3.125%		2.875%
Interest Rate Ranges, Maximum	5.80%		5.80%
Ohio Power Co [Member] | Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2018
Maturity Date High	2020
Weighted Average Interest Rate	1.44%
Interest Rate Ranges, Minimum	0.958%		0.958%
Interest Rate Ranges, Maximum	2.049%		2.049%
Ohio Power Co [Member] | Securitization Bonds [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt							22,000,000
Ohio Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	1.15%
Interest Rate Ranges, Minimum	1.15%		1.15%
Interest Rate Ranges, Maximum	1.15%		1.15%
Due Date	2028
Public Service Co Of Oklahoma [Member]
Shares of Company
Beginning Balance, Shares	10,482,000
Ending Balance, Shares	10,482,000		10,482,000
Long-term Debt
Senior Unsecured Notes	897,046,000		896,705,000
Pollution Control Bonds	12,660,000	[1]	46,360,000	[1]
Other Long-term Debt	131,330,000	[10]	56,745,000	[10]
Unamortized Discount, Net	(2,954,000)
Total Long-term Debt Outstanding	1,041,036,000		999,810,000
Long-term Debt Due Within One Year	427,000		34,115,000
Long-term Debt	1,040,609,000		965,695,000
Outstanding Long-term Debt
Principal Amount, 2015	427,000
Principal Amount, 2016	275,440,000
Principal Amount, 2017	454,000
Principal Amount, 2018	467,000
Principal Amount, 2019	250,482,000
Principal Amount, After 2019	516,720,000
Principal Amount, Total	1,043,990,000
Unamortized Discount, Net	(2,954,000)
Total Long-term Debt Outstanding	1,041,036,000		999,810,000
Maximum and Minimum Interest Rates
Maximum Interest Rate	0.59%		0.43%		0.56%
Minimum Interest Rate	0.24%		0.24%		0.39%
Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
Average Interest Rate for Funds Borrowed	0.29%		0.34%		0.00%
Average Interest Rate for Funds Loaned	0.00%		0.33%		0.46%
Interest Expense
Interest Expense Incurred on Borrowings from the Utility Money Pool	275,000		25,000		11,000
Interest Income
Interest Income Earned on Advances to the Utility Money Pool	0		58,000		435,000
Accounts Receivable and Accrued Unbilled Revenue [Abstract]
Accounts Receivable and Accrued Unbilled Revenues	112,905,000		115,260,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold [Abstract]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold	5,926,000		5,604,000		7,054,000
Proceeds on Sale of Receivables to AEP Credit [Abstract]
Proceeds from Sale of Receivables to AEP Credit	1,321,068,000		1,232,363,000		1,157,174,000
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt	34,115,000		402,000		229,000
Issuance of Long-term Debt	74,973,000		49,709,000		2,395,000
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Utility Money Pool	176,950,000		46,806,000
Maximum Loans to Utility Money Pool	0		109,607,000
Average Borrowings from Utility Money Pool	93,732,000		18,754,000
Average Loans to Utility Money Pool	0		28,771,000
Net Loans (Borrowings) to/from Utility Money Pool	(154,249,000)		(36,772,000)
Authorized Short Term Borrowing Limit	300,000,000		300,000,000
Maximum Percentage Debt to Capitalization	67.50%
Dividend Restrictions	61,000,000
Term Credit Facility	125,000,000
Public Service Co Of Oklahoma [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2016
Maturity Date High	2037
Weighted Average Interest Rate	5.52%
Interest Rate Ranges, Minimum	4.40%		4.40%
Interest Rate Ranges, Maximum	6.625%		6.625%
Public Service Co Of Oklahoma [Member] | Senior Notes [Member] | Subsequent Event [Member]
Long- term Debt by Type of Debt and Maturity
Due Date							2025
Financing Activities (Textuals) [Abstract]
Issuance of Long-term Debt							87,500,000
Interest Rate, in Percent							3.17%
Public Service Co Of Oklahoma [Member] | Senior Notes Two [Member] | Subsequent Event [Member]
Long- term Debt by Type of Debt and Maturity
Due Date							2045
Financing Activities (Textuals) [Abstract]
Issuance of Long-term Debt							87,500,000
Interest Rate, in Percent							4.09%
Public Service Co Of Oklahoma [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2014
Maturity Date High	2020
Weighted Average Interest Rate	4.45%
Interest Rate Ranges, Minimum	4.45%		4.45%
Interest Rate Ranges, Maximum	4.45%		5.25%
Public Service Co Of Oklahoma [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2016
Maturity Date High	2027
Weighted Average Interest Rate	1.57%
Interest Rate Ranges, Minimum	1.482%		1.491%
Interest Rate Ranges, Maximum	3.00%		3.00%
Financing Activities (Textuals) [Abstract]
Issuance of Long-term Debt	75,000,000
Southwestern Electric Power Co [Member]
Long-term Debt
Senior Unsecured Notes	1,823,362,000		1,823,007,000
Pollution Control Bonds	135,200,000	[1]	135,200,000	[1]
Notes Payable	81,875,000		85,125,000
Other Long-term Debt	100,000,000	[11]	0	[11]
Unamortized Discount, Net	(1,638,000)
Total Long-term Debt Outstanding	2,140,437,000		2,043,332,000
Long-term Debt Due Within One Year	306,750,000		3,250,000
Long-term Debt	1,833,687,000		2,040,082,000
Outstanding Long-term Debt
Principal Amount, 2015	306,750,000
Principal Amount, 2016	3,250,000
Principal Amount, 2017	353,250,000
Principal Amount, 2018	384,950,000
Principal Amount, 2019	403,250,000
Principal Amount, After 2019	690,625,000
Principal Amount, Total	2,142,075,000
Unamortized Discount, Net	(1,638,000)
Total Long-term Debt Outstanding	2,140,437,000		2,043,332,000
Maximum and Minimum Interest Rates
Maximum Interest Rate	0.59%		0.43%		0.56%
Minimum Interest Rate	0.24%		0.24%		0.39%
Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool
Average Interest Rate for Funds Borrowed	0.29%		0.34%		0.53%
Average Interest Rate for Funds Loaned	0.32%		0.36%		0.45%
Interest Expense
Interest Expense Incurred on Borrowings from the Utility Money Pool	168,000		5,000		977,000
Interest Income
Interest Income Earned on Advances to the Utility Money Pool	14,000		113,000		320,000
Accounts Receivable and Accrued Unbilled Revenue [Abstract]
Accounts Receivable and Accrued Unbilled Revenues	148,668,000		149,337,000
Fees Paid to AEP Credit for Customer Accounts Receivable Sold [Abstract]
Fees Paid to AEP Credit for Customer Accounts Receivable Sold	6,750,000		5,917,000		6,140,000
Proceeds on Sale of Receivables to AEP Credit [Abstract]
Proceeds from Sale of Receivables to AEP Credit	1,655,753,000		1,533,840,000		1,481,925,000
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt	3,250,000		3,250,000		21,625,000
Issuance of Long-term Debt	99,415,000		0		336,418,000
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Utility Money Pool	153,503,000		24,553,000
Maximum Loans to Utility Money Pool	51,319,000		153,830,000
Average Borrowings from Utility Money Pool	71,009,000		6,020,000
Average Loans to Utility Money Pool	24,392,000		33,546,000
Net Loans (Borrowings) to/from Utility Money Pool	41,033,000		(9,180,000)
Authorized Short Term Borrowing Limit	350,000,000		350,000,000
Maximum Percentage Debt to Capitalization	67.50%
Dividend Restrictions	277,000,000
Southwestern Electric Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015
Maturity Date High	2040
Weighted Average Interest Rate	5.56%
Interest Rate Ranges, Minimum	3.55%		3.55%
Interest Rate Ranges, Maximum	6.45%		6.45%
Southwestern Electric Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2015	[8]
Maturity Date High	2018	[8]
Weighted Average Interest Rate	4.28%
Interest Rate Ranges, Minimum	3.25%		3.25%
Interest Rate Ranges, Maximum	4.95%		4.95%
Southwestern Electric Power Co [Member] | Pollution Control Bonds [Member] | Subsequent Event [Member]
Long- term Debt by Type of Debt and Maturity
Due Date							2019
Financing Activities (Textuals) [Abstract]
Interest Rate, in Percent							1.60%
Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Remarketed Debt							54,000,000
Southwestern Electric Power Co [Member] | Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	2024
Maturity Date High	2032
Weighted Average Interest Rate	5.13%
Interest Rate Ranges, Minimum	4.58%		4.58%
Interest Rate Ranges, Maximum	6.37%		6.37%
Southwestern Electric Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Weighted Average Interest Rate	1.73%
Interest Rate Ranges, Minimum	1.73%
Interest Rate Ranges, Maximum	1.73%
Due Date	2017
Financing Activities (Textuals) [Abstract]
Issuance of Long-term Debt	100,000,000
AEP Texas Central Co [Member] | Securitization Bonds [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt							$ 120,000,000

[1]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.
[2]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[3]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).
[4]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.
[5]	Weighted average rate.
[6]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.
[7]	In 2014, APCo retired a $300 million credit facility due in 2015.
[8]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.
[9]	(a)The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.
[10]	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.
[11]	In 2014, SWEPCo issued a $100 million three-year credit facility.